Property and Equipment	12 Months Ended
Feb. 28, 2018
Notes to Financial Statements
Note 3. Property and Equipment

Property and equipment are as follows:

	February 28,	February 28,
	2018	2017
Office equipment and furniture	$43,088	$528,034
Less accumulated depreciation	(20,655)	(526,222)
Property and equipment, net	$22,433	$1,812

Depreciation expense for fiscal years 2018 and 2017 was $6,022 and $2,782, respectively.